Basic and Diluted Net Loss per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (12,402)	$ (8,282)	$ (6,836)	$ (9,628)	$ (5,615)	$ (2,029)	$ (2,408)	$ (5,690)	$ (4,746)	$ (30,361)	$ (14,873)	$ (15,064)
Net loss attributable to common stockholders	$ (12,402)				$ (5,615)					$ (30,361)	$ (14,873)	$ (15,064)
Denominator:
Weighted-average common shares outstanding, basic and diluted	24,541,359	24,474,566	6,320,731	4,809,518	4,798,043	4,842,205	4,836,179	4,826,171	4,810,059	10,144,243	4,812,632	4,875,157
Net loss per common share, basic and diluted	$ (0.51)	$ (0.34)	$ (1.08)	$ (2.00)	$ (1.17)	$ (0.42)	$ (0.50)	$ (1.18)	$ (0.99)	$ (2.99)	$ (3.09)	$ (3.09)